THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND SEPTEMBER 30, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK†† — 99.8%
	Shares	Value
Canada — 1.1%
Industrials — 1.1%
Canadian Pacific Kansas City	13,005	$968,743

France — 2.5%
Consumer Discretionary — 2.5%
LVMH Moet Hennessy Louis Vuitton ADR	18,315	2,240,108

Netherlands — 2.6%
Information Technology — 2.6%
ASML Holding, Cl G	2,455	2,376,661

Taiwan — 3.2%
Information Technology — 3.2%
Taiwan Semiconductor Manufacturing ADR	10,180	2,843,172

United Kingdom — 2.1%
Industrials — 2.1%
BAE Systems ADR	17,030	1,902,592

United States — 88.3%
Communication Services — 9.4%
Alphabet, Cl C	22,675	5,522,496
Meta Platforms, Cl A	4,100	3,010,958
		8,533,454

Consumer Discretionary — 10.5%
Amazon.com *	25,615	5,624,286
Home Depot	2,955	1,197,336
Marriott International, Cl A	4,135	1,076,919
McDonald's	5,213	1,584,179
		9,482,720

Consumer Staples — 3.4%
Coca-Cola	12,787	848,034
Philip Morris International	8,340	1,352,748

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND SEPTEMBER 30, 2025 (Unaudited)

COMMON STOCK†† — continued
	Shares	Value
United States — (continued)

Consumer Staples — (continued)
Procter & Gamble	5,590	$858,903
		3,059,685

Energy — 2.6%
Chevron	7,432	1,154,115
Enterprise Products Partners	20,970	655,732
Exxon Mobil	4,865	548,529
		2,358,376

Financials — 16.0%
Berkshire Hathaway, Cl B *	1,699	854,155
BlackRock Funding	2,220	2,588,231
CME Group, Cl A	3,155	852,449
Intercontinental Exchange	5,970	1,005,826
Mastercard, Cl A	5,040	2,866,803
Progressive	6,090	1,503,926
S&P Global	4,508	2,194,089
Visa, Cl A	7,480	2,553,522
		14,419,001

Health Care — 8.1%
Abbott Laboratories	9,465	1,267,742
Eli Lilly	1,880	1,434,440
Intuitive Surgical *	6,545	2,927,120
UnitedHealth Group	4,880	1,685,064
		7,314,366

Industrials — 6.1%
Automatic Data Processing	3,155	925,993
Broadridge Financial Solutions	2,755	656,158
Deere	2,625	1,200,307
Eaton	3,200	1,197,600
Old Dominion Freight Line	5,690	801,038
Verisk Analytics, Cl A	3,095	778,423
		5,559,519

Information Technology — 29.9%
Adobe *	1,925	679,044
Apple	20,186	5,139,961
Intuit	4,220	2,881,880
Microsoft	14,785	7,657,891
NVIDIA	40,350	7,528,503
ServiceNow *	1,645	1,513,861

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND SEPTEMBER 30, 2025 (Unaudited)

COMMON STOCK†† — continued
	Shares	Value
United States — (continued)

Information Technology — (continued)
Texas Instruments	9,011	$1,655,591
		27,056,731
Materials — 1.0%
Sherwin-Williams	2,615	905,470

Real Estate — 1.3%
CoStar Group *	13,495	1,138,573
		79,827,895

TOTAL COMMON STOCK
(Cost $37,012,160)		90,159,171

SHORT-TERM INVESTMENT(A) — 0.2%

First America Government Obligations Fund, Cl X,
4.050% (Cost $204,667)	204,667	204,667
TOTAL INVESTMENTS— 100.0%
(Cost $37,216,827)		$90,363,838

Percentages are based on Net Assets of $90,314,996.

††	More narrow industries are used for compliance purposes, whereas broad sectors are utilized for reporting purposes.

*	Non-income producing security.

(A)	Rate shown is the 7-day effective yield as of September 30, 2025.

ADR — American Depositary Receipt

Cl — Class

SAR-QH-001-2400

3